Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Description of Business
Description of Business

1.  Organization

EarthLink, Inc. (“EarthLink” or the “Company”), together with its consolidated subsidiaries, provides a comprehensive suite of communications services to individual and business customers. The Company operates two reportable segments, Business Services and Consumer Services. The Company’s Business Services segment provides integrated communications to businesses, enterprise organizations and communications carriers. These services include data services, including managed IP-based network services and broadband Internet access services; voice services, including local exchange, long-distance and conference calling; mobile data and voice services; and web hosting. The Company’s Business Services segment also sells transmission capacity to other communications providers on a wholesale basis. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to individual customers. These services include dial-up and high-speed Internet access services, ancillary services sold as add-on features to our Internet access services, search and advertising. The Company provides its Business Services primarily through a nationwide network utilizing a 27-state fiber optic network, Multi-Protocol Label Switching (“MPLS”) and other technologies. The Company provides its Consumer Services primarily through third-party telecommunications service providers. For further information concerning the Company’s business segments, see Note 13, “Segment Information.”

1.                                      Description of Business

EarthLink, Inc. (“EarthLink” or the “Company”), together with its consolidated subsidiaries, provides a comprehensive suite of communications services to individual and business customers. The Company operates two reportable segments, Consumer Services and Business Services. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to individual customers. These services include dial-up and high-speed Internet access services, ancillary services sold as add-on features to our Internet access services, search and advertising. The Company’s Business Services segment provides integrated communications to businesses, enterprise organizations and communications carriers. These services include data services, including managed IP-based network services and broadband Internet access services; voice services, including local exchange, long-distance and conference calling; mobile data and voice services; and web hosting. The Company provides its Consumer Services primarily through third-party telecommunications service providers, and provides its Business Services primarily through a nationwide fiber optic-based network utilizing Multi-Protocol Label Switching (“MPLS”) and other technologies and a 14-state fiber optic network. The Company also sells transmission capacity to other communications providers on a wholesale basis. For further information concerning the Company’s business segments, see Note 18, “Segment Information.”